UMB FUND SERVICES, INC.

235 West Galena Street

Milwaukee, Wisconsin 53212

(414) 299-2000

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Thirdline Real Estate Income Fund Registration No.: 811-23653 Filing pursuant to Rule 30b2-1 and Section 24(b) of the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-named registrant (the “Fund”) and pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period ended March 31, 2024. Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/Timothy M. Bonin
Timothy M. Bonin

Senior Vice President, Director of Mutual

Fund Accounting and Administration

Encl.